Capitalized Costs Relating to Oil and Natural Gas Producing Activities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Evaluated oil and natural gas properties	$ 2,985,370	[1]	$ 2,597,621	[1]
Unevaluated oil and natural gas properties	46,413		31,593
Accumulated depletion, depreciation, and amortization	(623,362)	[1]	(468,291)	[1]
Subtotal	2,408,421		2,160,923
Other, Adjustments & Eliminations [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Accumulated depletion, depreciation, and amortization	49,884	[1]
MRD [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Evaluated oil and natural gas properties	1,226,417		1,052,219
Unevaluated oil and natural gas properties	46,413		26,589
Accumulated depletion, depreciation, and amortization	(256,629)		(202,581)
Subtotal	1,016,201		876,227
MEMP [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Evaluated oil and natural gas properties	1,758,953	[1]	1,545,402	[1]
Unevaluated oil and natural gas properties			5,004
Accumulated depletion, depreciation, and amortization	(416,617)	[1]	(265,710)	[1]
Subtotal	$ 1,342,336		$ 1,284,696

[1]	Amounts do not include costs for SPBPC and related support equipment.